Supplementary Balance Sheet Information - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets [Line Items]
Total prepaid expenses and other current assets	$ 14,837,000	$ 2,836,000
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Deferred Offering Costs	11,121,000	1,491,000
Software licenses and maintenance	510,000	311,000
Advances paid to contract manufacturer	161,000	144,000
Other receivables	51,000	441,000
Prepaid subscriptions	131,000	83,000
Other	843,000	366,000
Total prepaid expenses and other current assets	14,837,000	2,836,000
Prepaid Taxes	$ 2,020	$ 0